Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Small/Mid Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 31:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 31:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Funds are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Renaissance Large Cap Growth Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 20:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 20:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018 and

March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 33:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 33:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Funds are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Managers Skyline Special Equities Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Managers Skyline Special Equities Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 12:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 12:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG SouthernSun Small Cap Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 13:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 13:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, or bear shareholder servicing fees, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG SouthernSun U.S. Equity Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 13:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 13:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, or bear shareholder servicing fees, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Systematic Mid Cap Value Fund

Supplement dated March 14, 2019 to the Prospectus, dated July 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Mid Cap Value Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Systematic Mid Cap Value Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 12:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 12:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, or bear shareholder servicing fees, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Global Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 16, 2018

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Global Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG TimesSquare Global Small Cap Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 13:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 13:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Fund are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

AMG Yacktman Focused Fund – Security Selection Only

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018 and

December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

The following sentence is added to the end of the section under “Shareholder Guide – Choosing a Share Class” titled “Class I Shares” on page 35:

Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The following is added after the first paragraph of the section under “Shareholder Guide” titled “Investing Through An Intermediary” on page 35:

Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, or, with respect to AMG Yacktman Focused Fund and AMG Yacktman Focused Fund – Security Selection Only, bear shareholder servicing fees, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of AMG Yacktman Focused Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund – Security Selection Only are available in other share classes that have different fees and expenses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE